Putnam Municipal Opportunities Trust
The fund's portfolio
1/31/22 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.06% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (138.1%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.1%)
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	$2,000,000	$2,268,056
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA	2,075,000	2,432,433
5.00%, 9/15/33	AA	275,000	322,177

			5,022,666
Alaska (1.4%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/49	A+/F	1,500,000	1,643,249
4.00%, 10/1/44	A+/F	4,180,000	4,608,597

			6,251,846
Arizona (3.4%)
AZ Indl. Dev. Auth. Student Hsg. Rev. Bonds, (NCCU Properties, LLC Central U.), BAM, 5.00%, 6/1/49	AA	2,000,000	2,345,180
AZ State Indl. Dev. Auth. Rev. Bonds, (Equitable School Revolving Fund, LLC Oblig. Group), 4.00%, 11/1/50	A	2,855,000	3,141,127
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B
4.00%, 7/1/61	BBB-	1,380,000	1,434,822
4.00%, 7/1/41	BBB-	720,000	757,202
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	510,000	570,884
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	350,000	388,656
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	807,759
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB-	300,000	308,286
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), 5.00%, 7/1/35	BB	1,000,000	1,090,894
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	A3	1,350,000	1,678,994
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	A2	500,000	566,394
Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.00%, 8/1/32	A	2,065,000	2,242,779

			15,332,977
California (10.2%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/32 (Prerefunded 7/1/22)	AAA/P	550,000	560,195
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	550,000	553,895
(Stoneridge Apt.), Ser. A, 4.00%, 2/1/56	BB/P	2,125,000	2,059,663
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	2,074,913	2,256,933
CA State G.O. Bonds 4.00%, 11/1/33(T)	Aa2	10,000,000	11,192,200
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	A-	400,000	426,806
CA State Muni. Fin. Auth. Rev. Bonds, (HumanGood CA Oblig. Group), 4.00%, 10/1/49	A-/F	2,200,000	2,444,494
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.)
5.10%, 6/1/40	A	3,500,000	3,513,084
4.75%, 11/1/46	A	750,000	838,295
CA State Pub. Wks. Board Rev. Bonds, (Various Cap. Projects.), Ser. A, 5.00%, 8/1/33(WIS)	Aa3	3,000,000	3,802,404
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	472,118
(Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/51	A-	3,440,000	3,441,776
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	1,635,000	1,309,216
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(City of Orange Portfolio), 3.00%, 3/1/57	BBB-/P	650,000	530,102
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	1,900,000	1,571,842
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-2, 5.00%, 6/1/47 (Prerefunded 6/1/22)	BB/P	2,500,000	2,537,745
Los Angeles, Cmnty. Fac. Dist. No. 11 Special Tax, 4.00%, 9/1/38	BB/P	1,000,000	1,122,027
Mount Diablo Unified School Dist. G.O. Bonds, Ser. B
4.00%, 6/1/37(WIS)	Aa3	1,625,000	1,880,066
4.00%, 8/1/34(WIS)	Aa3	2,745,000	3,191,041
North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.00%, 9/1/30	BBB+	1,250,000	1,319,211
San Bernardino Cnty., FRB, Ser. C, 0.332%, 8/1/23	AA+	1,125,000	1,116,581

			46,139,694
Colorado (3.1%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Hosp. Assn.), 5.00%, 5/15/40	A	1,000,000	1,103,883
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,097,808
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	550,000	582,387
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	2,700,000	2,998,618
Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	200,000	219,845
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A2	2,250,000	3,301,341
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC)
4.00%, 7/15/38	Baa1	800,000	912,543
3.00%, 7/15/37	Baa1	850,000	876,309
Sterling Ranch Cmnty. Auth. Board Rev. Bonds, (Metro. Dist. No. 2), Ser. A, 4.25%, 12/1/50	BB/P	550,000	598,535
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/33	AA	255,000	313,370
5.00%, 12/15/32	AA	160,000	179,763
5.00%, 12/15/31	AA	135,000	151,759
5.00%, 12/1/30	AA	215,000	264,009
5.00%, 12/1/29	AA	210,000	258,402
5.00%, 12/15/28	AA	130,000	146,383
5.00%, 12/1/28	AA	210,000	253,678
5.00%, 12/1/27	AA	200,000	236,919
5.00%, 12/15/26	AA	135,000	152,364
5.00%, 12/1/26	AA	190,000	220,191

			13,868,107
Connecticut (1.3%)
CT State Special Tax, 4.00%, 5/1/39	AA-	1,700,000	1,935,677
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Stamford Hosp. Oblig. Group (The)), Ser. M
5.00%, 7/1/34(WIS)	BBB+	1,900,000	2,342,653
4.00%, 7/1/41(WIS)	BBB+	580,000	636,772
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,000,000	1,129,165

			6,044,267
District of Columbia (2.5%)
DC Rev. Bonds
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	500,000	527,156
(Two Rivers Pub. Charter School, Inc.), 5.00%, 6/1/50	Baa3	1,500,000	1,707,150
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,000,000	2,308,772
(Two Rivers Pub. Charter School, Inc.), 5.00%, 6/1/40	Baa3	1,500,000	1,728,107
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Metrorail), Ser. A, zero %, 10/1/37	A-	3,700,000	2,070,765
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Dulles Metrorail & Cap. Impt. Proj.)
4.00%, 10/1/53(T)	A-	1,290,000	1,402,462
Ser. B, 4.00%, 10/1/44(T)	A-	1,285,000	1,414,875

			11,159,287
Florida (4.9%)
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds
(St. Leo U.), 5.00%, 3/1/44	BBB-	1,500,000	1,683,959
(Florida Inst. of Tech., Inc.), 4.00%, 10/1/39	BBB-	800,000	856,321
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,545,387
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.), 5.00%, 11/15/40	A2	1,350,000	1,480,003
Miami-Dade Cnty., Aviation Rev. Bonds, Ser. A
5.00%, 10/1/36	A2	5,000,000	5,425,791
5.00%, 10/1/32	A2	3,790,000	4,117,921
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,350,000	1,455,054
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	AAA/P	500,000	564,954
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	360,000	383,846
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.00%, 5/1/35	BB-/P	2,495,000	2,547,802
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical University, Inc.), Ser. A
4.00%, 10/15/39	A2	600,000	669,106
4.00%, 10/15/36	A2	500,000	559,852

			22,289,996
Georgia (2.1%)
Atlanta, Tax Alloc. Bonds, (Atlantic Station), 5.00%, 12/1/22	A3	1,625,000	1,682,271
Atlanta, Arpt. Rev. Bonds, (Dept. of Aviation), Ser. C, 4.00%, 7/1/42	Aa3	800,000	895,375
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4)
Ser. A, 5.50%, 7/1/60	A	3,500,000	3,942,841
AGM, 5.00%, 1/1/62	AA	1,000,000	1,183,905
5.00%, 1/1/56	BBB+	650,000	760,864
4.00%, 1/1/51	A2	500,000	552,285
4.00%, 1/1/51	BBB+	425,000	462,127

			9,479,668
Hawaii (0.5%)
HI State Harbor Syst. Rev. Bonds
Ser. C, 4.00%, 7/1/40	Aa3	300,000	344,771
Ser. A, 4.00%, 7/1/35	Aa3	1,700,000	1,958,331

			2,303,102
Illinois (20.1%)
Chicago, G.O. Bonds
Ser. A, 5.00%, 1/1/27	BBB+	1,850,000	2,107,642
Ser. B, 4.00%, 1/1/38	BBB+	2,060,000	2,249,216
Ser. B, 4.00%, 1/1/35	BBB+	3,117,000	3,424,469
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB	2,250,000	2,423,171
Ser. H, 5.00%, 12/1/36	BB	500,000	563,992
Ser. A, 4.00%, 12/1/47(FWC)	BB	2,625,000	2,769,067
Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5.375%, 1/1/39	A2	1,250,000	1,295,840
Ser. C, 5.25%, 1/1/28	A2	1,320,000	1,369,376
Ser. C, 5.25%, 1/1/27	A2	2,125,000	2,206,473
Ser. A, 5.00%, 1/1/38	A	100,000	117,405
Ser. A, 5.00%, 1/1/37	A	300,000	352,336
Chicago, Trans. Auth. Sales Tax Rev. Bonds, 5.25%, 12/1/49	AA	3,000,000	3,304,917
Chicago, Waste Wtr. Transmission Rev. Bonds
Ser. C, 5.00%, 1/1/39	A	900,000	986,663
(2nd Lien), 5.00%, 1/1/39	A	1,835,000	1,950,608
Ser. A, NATL, zero %, 1/1/24	A+	1,600,000	1,561,048
IL State G.O. Bonds
5.50%, 7/1/38	Baa2	2,280,000	2,409,396
5.50%, 5/1/30	Baa2	1,250,000	1,547,596
5.00%, 11/1/41	Baa2	1,000,000	1,127,935
5.00%, 1/1/41	Baa2	500,000	555,991
5.00%, 2/1/39	Baa2	300,000	319,040
Ser. A, 5.00%, 5/1/38	Baa2	1,500,000	1,726,326
5.00%, 1/1/35	Baa2	1,000,000	1,116,781
Ser. A, 5.00%, 12/1/31	Baa2	5,750,000	6,601,158
Ser. C, 5.00%, 11/1/29	Baa2	1,850,000	2,126,116
5.00%, 2/1/29	Baa2	1,425,000	1,622,625
Ser. A, 5.00%, 12/1/28	Baa2	2,500,000	2,888,476
Ser. D, 5.00%, 11/1/28	Baa2	2,250,000	2,595,946
Ser. D, 5.00%, 11/1/27	Baa2	1,000,000	1,157,487
Ser. A, 4.00%, 3/1/40	Baa2	1,500,000	1,635,793
IL State Fin. Auth. Mandatory Put Bonds (9/1/22), (Field Museum of Natural History), 0.569%, 11/1/34	A2	3,865,000	3,865,182
IL State Fin. Auth. Rev. Bonds
(Lifespace Cmntys, Inc.), Ser. A, 5.00%, 5/15/35	BBB/F	1,025,000	1,110,381
(Riverside Hlth.Syst.), 4.00%, 11/15/34	A+	500,000	547,149
IL State Fin. Auth. Academic Fac. Rev. Bonds, (U. of Illinois at Urbana-Champaign), Ser. A
5.00%, 10/1/44	Aa3	1,100,000	1,310,971
5.00%, 10/1/36	Aa3	600,000	725,179
5.00%, 10/1/34	Aa3	500,000	605,557
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(U. of IL Chicago), 5.00%, 2/15/50	Baa3	2,000,000	2,222,010
(U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/37	Baa3	1,000,000	1,124,641
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion)
4.00%, 12/15/42(WIS)	BBB+	1,000,000	1,082,493
Ser. B, stepped-coupon zero % (4.700%, 6/15/31), 12/15/37(STP)	BBB+	1,000,000	773,427
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds, (McCormick), Ser. A, NATL, zero %, 12/15/30	BBB+	12,000,000	9,609,384
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, (Green Bond), Ser. E, 5.00%, 12/1/30	AA	1,310,000	1,521,475
Railsplitter Tobacco Settlement Auth. Rev. Bonds, 5.00%, 6/1/24	A	1,500,000	1,630,349
Sales Tax Securitization Corp. Rev. Bonds
Ser. C, 5.50%, 1/1/36	AA-	3,500,000	4,271,408
Ser. A, 5.00%, 1/1/36	AA-	1,400,000	1,690,864
Ser. A, 4.00%, 1/1/39	AA-	2,000,000	2,239,192
Ser. A, 4.00%, 1/1/38	AA-	500,000	560,568
Southern IL U. Rev. Bonds, (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	Baa2	1,870,000	1,730,764

			90,733,883
Indiana (1.4%)
Hammond, Multi-School Bldg. Corp. Rev. Bonds, 5.00%, 7/15/38	AA+	1,750,000	2,057,658
IN State Fin. Auth. Hosp. Mandatory Put Bonds 11/1/26), (Goshen Hlth. Oblig. Group), Ser. B, 2.10%, 11/1/49	A-	2,700,000	2,743,411
Silver Creek, School Bldg. Corp. Rev. Bonds, 3.00%, 1/15/42	AA+	1,600,000	1,684,048

			6,485,117
Iowa (0.8%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/53	BBB/F	2,000,000	2,057,806
IA Tobacco Settlement Auth. Rev. Bonds, Ser. B-1, Class 2, 4.00%, 6/1/49	BBB	1,250,000	1,361,659

			3,419,465
Kentucky (3.0%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53 (Prerefunded 7/1/23)	Baa2	1,000,000	1,071,329
KY State Property & Bldg. Comm. Rev. Bonds
(No. 119), 5.00%, 5/1/36	A1	1,000,000	1,182,553
(No. 122), Ser. A, 4.00%, 11/1/34	A1	750,000	851,053
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	5,500,000	5,915,834
Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	3,000,000	3,191,033
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/32	A	1,030,000	1,111,660
5.00%, 7/1/31	A	385,000	415,524

			13,738,986
Louisiana (1.4%)
LA State Offshore Term. Auth. Deepwater Port Mandatory Put Bonds (12/1/23), (Loop, LLC), Ser. A, 1.65%, 9/1/33	A3	1,600,000	1,611,973
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	3,010,000	3,087,948
Tangipahoa Parish, Hosp. Svcs. Rev. Bonds, (North Oaks Hlth. Syst.), 4.00%, 2/1/42	BBB+	1,250,000	1,404,931

			6,104,852
Maryland (0.4%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	450,000	491,732
MD Econ. Dev. Corp. Rev. Bonds, (Morgan State U.), 4.25%, 7/1/50	BBB-	1,350,000	1,482,003

			1,973,735
Massachusetts (4.4%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BB	500,000	522,399
(Loomis Cmntys.), Ser. A, 5.75%, 1/1/28 (Prerefunded 1/1/23)	BBB	1,100,000	1,149,956
(Intl. Charter School), 5.00%, 4/15/33	BBB-	1,000,000	1,091,525
(Atrius Hlth. Oblig. Group), Ser. A, 4.00%, 6/1/49	BBB	5,470,000	6,075,823
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	187,307	126,305
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.), 5.00%, 11/15/38	BB/F	1,410,000	1,537,797
MA State Edl. Fin. Auth. Rev. Bonds, (Ed. Loan - Issue 1), 5.00%, 1/1/27	AA	800,000	866,318
MA State Trans. Fund Rev. Bonds, (Rail Enhancement & Accelerated Bridge Program), 5.00%, 6/1/48(T)	Aa1	7,000,000	8,404,200

			19,774,323
Michigan (7.3%)
Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	222,425	222,548
Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6.00%, 5/1/29	Aa1	1,000,000	1,188,777
Kentwood, Economic Dev. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,750,000	1,941,127
MI State Bldg. Auth. Rev. Bonds, Ser. I, 4.00%, 10/15/49	Aa2	4,630,000	5,246,791
MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	1,575,000	1,727,717
(MidMichigan Hlth.), 5.00%, 6/1/39 (Prerefunded 6/1/24)	A+	1,000,000	1,091,499
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	A+	1,100,000	1,223,512
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/34	A+	1,900,000	2,118,707
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	1,000,000	1,113,342
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5.00%, 7/1/34	AA-	100,000	108,823
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	AA-	850,000	925,418
(Detroit), Ser. C-3, 5.00%, 4/1/27	Aa2	750,000	877,474
(Trinity Health Corp. Oblig. Group), Ser. A, 4.00%, 12/1/49(T)	AA-	2,575,000	2,852,662
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Tech. U.), 4.00%, 2/1/42	BBB-	745,000	801,851
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/45(T)	Aa1	4,424,000	5,001,244
4.00%, 5/1/50(T)	Aa1	4,977,000	5,615,051
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.), Ser. D, 3.95%, 10/1/37 (Prerefunded 4/1/22)	AA	1,050,000	1,056,140

			33,112,683
Mississippi (0.4%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.375%, 6/1/44	A	2,025,000	1,807,825

			1,807,825
Missouri (3.7%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City Intl. Arpt. Terminal), Ser. B, 5.00%, 3/1/36	A2	5,000,000	5,904,150
AGM, 4.00%, 3/1/57	AA	6,000,000	6,575,954
MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds, (City of Independence), 4.00%, 3/1/51	BBB+	1,500,000	1,625,480
St. Louis, Muni. Fin. Corp. Rev. Bonds, AGM, 5.00%, 10/1/45	AA	2,000,000	2,406,814

			16,512,398
Nebraska (0.5%)
Central Plains Energy Project Gas Supply Mandatory Put Bonds (8/1/25), 4.00%, 12/1/49	Aa2	2,150,000	2,338,009

			2,338,009
Nevada (1.2%)
North Las Vegas, G.O. Bonds, AGM, 4.00%, 6/1/34	AA	3,600,000	4,070,553
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A
2.75%, 6/15/28	Ba2	1,200,000	1,221,750
2.50%, 6/15/24	Ba2	330,000	332,588

			5,624,891
New Hampshire (2.6%)
National Fin. Auth. Rev. Bonds, (Caritas Acquisitions VII, LLC), Ser. A
4.50%, 8/15/55	BBB/P	2,540,000	2,667,489
4.25%, 8/15/46	BBB/P	1,210,000	1,258,445
4.125%, 8/15/40	BBB/P	1,070,000	1,114,957
National Fin. Auth. Hosp. Rev. Bonds, (St. Luke's Hosp. Oblig. Group)
4.00%, 8/15/40	A3	1,040,000	1,173,605
4.00%, 8/15/37	A3	850,000	966,854
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Catholic Med. Ctr.), 5.00%, 7/1/44	BBB+	1,000,000	1,130,702
(Elliot Hosp.), 5.00%, 10/1/38	A3	500,000	565,563
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,500,000	2,829,003

			11,706,618
New Jersey (8.0%)
Bayonne, G.O. Bonds, (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39 (Prerefunded 7/1/26)	AA	1,300,000	1,506,968
NJ State Econ. Dev. Auth. Rev. Bonds
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB	500,000	536,355
Ser. WW, 5.25%, 6/15/32 (Prerefunded 6/15/25)	Baa1	1,500,000	1,695,867
Ser. EEE, 5.00%, 6/15/48	Baa1	3,000,000	3,469,084
Ser. AAA, 5.00%, 6/15/36	Baa1	750,000	857,594
(Biomedical Research), Ser. A, 5.00%, 7/15/29	Baa1	400,000	457,018
Ser. B, 5.00%, 11/1/26	Baa1	4,500,000	5,196,290
5.00%, 6/15/26	Baa2	500,000	507,020
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	2,000,000	2,297,749
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 5.75%, 7/1/37	BBB-	1,500,000	1,504,893
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. AA, 5.00%, 6/15/38	Baa1	1,225,000	1,433,364
Ser. AA, 5.00%, 6/15/37(WIS)	Baa1	600,000	729,114
Ser. A, 5.00%, 12/15/36	Baa1	1,000,000	1,172,297
Ser. A, 5.00%, 12/15/34	Baa1	4,920,000	5,781,055
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	1,900,000	2,170,595
Ser. A, 4.00%, 6/15/42(WIS)	Baa1	1,000,000	1,095,621
Ser. A, 4.00%, 6/15/39(WIS)	Baa1	1,500,000	1,657,944
Ser. A, 4.00%, 6/15/38(WIS)	Baa1	3,750,000	4,157,018

			36,225,846
New Mexico (0.6%)
Sante Fe, Retirement Fac. Rev. Bonds
(El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/44	BB+/F	975,000	1,073,576
(El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	1,460,000	1,467,898

			2,541,474
New York (12.7%)
Metro. Trans. Auth. Rev. Bonds
(Green Bond), Ser. C-1, 5.00%, 11/15/50	A3	1,500,000	1,744,879
Ser. C-1, 4.00%, 11/15/35	A3	1,000,000	1,083,215
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 0.51%, 11/1/26	AA	2,810,000	2,812,324
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 0.08%, 6/15/43	VMIG 1	5,000,000	5,000,000
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. C-1, 5.00%, 5/1/41	AAA	1,000,000	1,240,665
(Future Tax), Class C-1, 4.00%, 5/1/40	AAA	500,000	570,435
(Future Tax), Ser. C-1, 4.00%, 5/1/40(T)	AAA	11,825,000	13,480,737
Ser. C-1, 4.00%, 5/1/39	AAA	500,000	571,425
4.00%, 5/1/38	AAA	700,000	801,197
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. D
4.00%, 2/15/47	Aa2	4,750,000	5,256,548
4.00%, 2/15/40	Aa2	1,500,000	1,685,065
4.00%, 2/15/39	Aa2	1,200,000	1,352,100
NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. A, Group C, 5.00%, 3/15/42(T)	Aa2	10,845,000	12,548,750
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	2,000,000	2,151,031
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	1,000,000	1,066,468
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	2,342,926
Port Auth. of NY & NJ Rev. Bonds, Ser. 207, 5.00%, 9/15/31	Aa3	3,150,000	3,725,313

			57,433,077
North Carolina (1.9%)
Charlotte-Mecklenburg, Hosp. Auth. Hlth. Care Syst. VRDN (Atrium Hlth. Oblig. Group), Ser. E, 0.09%, 1/15/42	VMIG 1	4,870,000	4,870,000
NC State Cap. Fac. Fin. Agcy. Edl. Fac. Rev. Bonds, (High Point U.), 4.00%, 5/1/34	A-	900,000	1,025,689
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), 4.00%, 3/1/51	BB/P	2,250,000	2,361,843
NC State Med. Care Comm. Retirement Fac. Rev. Bonds, (Maryfield, Inc. Oblig. Group), 5.00%, 10/1/45	BB/P	500,000	548,081

			8,805,613
Ohio (8.9%)
Akron, Income Tax Rev. Bonds
4.00%, 12/1/37	AA-	525,000	578,946
4.00%, 12/1/36	AA-	655,000	722,304
4.00%, 12/1/35	AA-	1,260,000	1,390,701
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	5,155,000	5,670,215
Ser. A-2, Class 1, 4.00%, 6/1/48	BBB+	1,250,000	1,350,111
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	500,000	565,449
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Ohio Living)
6.00%, 7/1/35 (Prerefunded 7/1/22)	BBB/F	1,060,000	1,083,710
6.00%, 7/1/35 (Prerefunded 7/1/22)	AAA/P	65,000	66,454
Franklin Cnty., Hosp. Fac. Rev. Bonds, (Nationwide Children's Hosp.), Ser. A, 4.00%, 11/1/44	Aa2	2,050,000	2,264,899
Lancaster, Port Auth. Mandatory Put Bonds (2/1/25), Ser. A, 5.00%, 8/1/49	Aa2	2,850,000	3,150,064
Northeast Ohio Regl. Swr. Dist. Rev. Bonds, U.S. Govt. Coll., 5.00%, 11/15/44 (Prerefunded 11/15/24)(T)	Aa1	10,000,000	11,074,400
OH State Higher Edl. Fac. Comm. Rev. Bonds
(John Carroll U.), 4.00%, 10/1/50	Baa1	3,500,000	3,794,309
(Kenyon College 2020), 4.00%, 7/1/44	A2	3,555,000	3,977,352
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,125,000	1,234,702
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/33	A3	605,000	680,043
5.00%, 2/15/32	A3	745,000	838,957
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	625,000	641,045
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	120,000	127,617
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group)
5.00%, 7/1/33	A	500,000	535,730
5.00%, 7/1/32	A	250,000	267,904

			40,014,912
Oregon (1.5%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.25%, 11/15/50	BB/P	1,000,000	1,081,636
Gilliam Cnty., Solid Waste Disp. Mandatory Put Bonds (5/2/22), (Waste Management, Inc.), Ser. A, 2.40%, 7/1/38	A-	2,250,000	2,258,162
Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	1,195,000	1,199,992
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	BB+/F	650,000	709,557
Salem, Hosp. Fac. Auth. Rev. Bonds, (Salem Hlth.), Ser. A, 5.00%, 5/15/33	A+	1,500,000	1,697,184

			6,946,531
Pennsylvania (5.3%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 4.00%, 1/1/56	AA	6,500,000	7,068,018
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	200,000	222,716
5.00%, 1/1/31	BBB+/F	1,000,000	1,114,779
Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds, (St. Anne's Retirement Cmnty.)
5.00%, 3/1/50	BB+/F	500,000	550,391
5.00%, 3/1/40	BB+/F	500,000	555,383
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/44	BB+/F	1,000,000	1,102,406
PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds, (Amtrak), Ser. A, 5.00%, 11/1/32	A1	1,000,000	1,028,831
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (8/1/24), (Waste Management, Inc.), Ser. A, 1.75%, 8/1/38	A-	5,000,000	5,073,032
PA State Higher Edl. Fac. Auth. Rev. Bonds, (Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	500,000	503,997
PA State Tpk. Comm. Rev. Bonds, 4.90%, 12/1/44	A2	4,385,000	4,933,043
Philadelphia, Gas Wks. Rev. Bonds, 5.00%, 8/1/32	A	1,000,000	1,118,997
Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	450,000	507,374

			23,778,967
Rhode Island (0.7%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	2,750,000	2,978,935

			2,978,935
South Carolina (2.6%)
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	4,000,000	4,504,993
Ser. E, 5.50%, 12/1/53	A2	1,025,000	1,131,559
Ser. B, 5.00%, 12/1/56	A2	210,000	241,780
Ser. A, 5.00%, 12/1/55	A2	2,000,000	2,303,741
Ser. C, 5.00%, 12/1/46	A2	1,120,000	1,271,467
Ser. A, 5.00%, 12/1/36	A2	2,000,000	2,294,455

			11,747,995
South Dakota (0.2%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The)), 4.00%, 8/1/51	BBB-	1,000,000	1,070,727

			1,070,727
Tennessee (0.5%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds, (Blakeford at Green Hills Oblig. Group), Ser. A, 4.00%, 11/1/45	BBB-/F	2,250,000	2,350,942

			2,350,942
Texas (10.5%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A
5.00%, 12/1/36	BBB-	500,000	564,611
PSFG, 5.00%, 12/1/35	AAA	500,000	584,522
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/35	A3	1,045,000	1,171,023
5.00%, 10/1/34	A3	530,000	594,400
Central TX Regl. Mobility Auth. Rev. Bonds, (Sr. Lien), Ser. A, 5.00%, 1/1/33 (Prerefunded 1/1/23)	A3	425,000	441,683
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	1,150,000	1,289,404
(IDEA Pub. Schools), 5.00%, 8/15/28	A-	300,000	342,635
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Baa2	1,500,000	1,524,038
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	1,000,000	1,089,502
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa2	800,000	815,744
Love Field Arpt. Modernization Corp. Rev. Bonds, AGM, 4.00%, 11/1/37	AA	4,680,000	5,327,219
Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds, 5.00%, 11/1/35	A1	1,000,000	1,118,099
Lower CO River Auth. Rev. Bonds, AGM
5.00%, 5/15/39(WIS)	AA	1,730,000	2,165,049
5.00%, 5/15/38(WIS)	AA	1,265,000	1,577,077
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,500,000	1,728,845
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	514,730
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,091,260
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,091,260
(Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa3	600,000	659,417
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43 (Prerefunded 1/1/25)	A1	4,000,000	4,606,741
Tarrant Cnty., Cultural Ed. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs.), Ser. B, 5.00%, 11/15/40	A/F	2,000,000	2,251,173
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa3	3,000,000	3,484,625
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/50	Baa3	2,000,000	2,189,564
TX State Trans. Comm. G.O. Bonds, 5.00% 10/1/44 (Prerefunded 10/1/24)(T)	AAA	9,855,000	10,856,958
Uptown Dev. Auth. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/40	BBB	300,000	331,730

			47,411,309
Utah (0.4%)
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,625,000	1,632,288

			1,632,288
Virginia (1.5%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42	BBB+/F	425,000	464,330
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66-P3), 5.00%, 12/31/52	Baa3	4,250,000	4,922,010
VA State Small Bus. Fin. Auth. Rev. Bonds, (Elizabeth River Crossings OpCo, LLC)
4.00%, 1/1/40(WIS)	BBB	750,000	810,377
4.00%, 1/1/36(WIS)	BBB	630,000	686,488

			6,883,205
Washington (2.9%)
Bellevue, G.O. Bonds
4.00%, 12/1/43(WIS)	Aaa	1,000,000	1,162,115
4.00%, 12/1/39(WIS)	Aaa	1,000,000	1,174,724
4.00%, 12/1/35(WIS)	Aaa	1,000,000	1,182,888
King Cnty., Public Hosp. Dist. No. 1 G.O. Bonds, (Valley Med. Ctr.), 5.00%, 12/1/38	A2	2,365,000	2,819,857
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	875,000	944,518
Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	1,310,000	1,323,652
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.172%, 1/1/42	A+	1,500,000	1,500,480
WA State Hsg. Fin. Comm. Rev. Bonds, (Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	2,679,590	2,834,643

			12,942,877
Wisconsin (2.2%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	350,000	354,879
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/56	BB+/P	1,000,000	1,019,043
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds, (Appalachian State U.), Ser. A, AGM
4.00%, 7/1/50	AA	700,000	761,629
4.00%, 7/1/45	AA	600,000	655,744
4.00%, 7/1/40	AA	500,000	550,444
4.00%, 7/1/38	AA	435,000	481,162
4.00%, 7/1/36	AA	340,000	377,050
4.00%, 7/1/34	AA	300,000	333,322
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,000,000	1,157,560
(Three Pillars Sr. Living), 5.00%, 8/15/33 (Prerefunded 8/15/23)	BBB+/F	430,000	457,125
(Advocate Aurora Hlth. Oblig. Group), Ser. A, 4.00%, 8/15/35	AA	3,000,000	3,389,847
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	250,000	268,241

			9,806,046

Total municipal bonds and notes (cost $595,315,312)			$623,795,139

SHORT-TERM INVESTMENTS (10.9%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 0.16%(AFF)	Shares	47,704,180	$47,704,180
U.S. Treasury Bills 0.049%, 3/24/22(SEG)(SEGSF)(SEGCCS)		$400,000	399,956
U.S. Treasury Bills 0.035%, 4/21/22(SEG)(SEGSF)(SEGCCS)		800,000	799,708
U.S. Treasury Cash Management Bills 0.194%, 5/3/22(SEGCCS)		200,000	199,891

Total short-term investments (cost $49,103,995)			$49,103,735
TOTAL INVESTMENTS

Total investments (cost $644,419,307)			$672,898,874

FUTURES CONTRACTS OUTSTANDING at 1/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 5 yr (Short)	189	$22,529,391	$22,529,391	Mar-22	$235,856
U.S. Treasury Note Ultra 10 yr (Short)	23	3,285,047	3,285,047	Mar-22	26,901

Unrealized appreciation					262,757

Unrealized (depreciation)					—

Total					$262,757

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$6,840,000	$19,371	$—	3/29/22	—	0.73% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	$(19,371)
3,500,000	148,810	—	3/15/22	—	1.17% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(148,810)
1,710,000	125,647	—	3/29/22	—	1.63% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	125,647
1,750,000	119,669	—	3/15/22	—	1.64% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	119,669
3,000,000	17,799	—	4/27/22	—	2.00% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	(17,799)
Morgan Stanley & Co. International PLC
10,000,000	327,110	—	2/24/22	—	1.25% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(327,110)
6,500,000	194,675	—	2/3/22	—	1.28% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(194,675)
5,000,000	209,995	—	2/24/22	—	1.75% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	209,995

Upfront premium received		—	Unrealized appreciation			455,311

Upfront premium (paid)		—	Unrealized (depreciation)			(707,765)

	Total	$—			Total	$(252,454)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/22 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$18,772,000	$144,169	$(190)	11/17/26	3.363% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$143,979

Total			$(190)				$143,979

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2021 through January 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $451,696,243.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/22
	Short-term investments
	Putnam Short Term Investment Fund*	$9,451,627	$111,946,394	$73,693,841	$24,909	$47,704,180

	Total Short-term investments	$9,451,627	$111,946,394	$73,693,841	$24,909	$47,704,180
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $256,948.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $222,911.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $507,827.
(WIS)	When-issued security (Note 1).
(FWC)	Forward commitment, in part or in entirety.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $122,792,581 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.06%, 0.11% and 0.31%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	21.0%
	State debt	19.6
	Transportation	19.4
	Tax bonds	15.6
	Utilities	14.5
	Education	11.4
	Local debt	11.1
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging and gaining exposure to term structure risk.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $311,790 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $222,911 and may include amounts related to unsettled agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $83,843,538 were held by the TOB trust and served as collateral for $51,773,283 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $32,959 for these investments based on an average interest rate of 0.08%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$623,795,139	$—
Short-term investments	—	49,103,735	—

Totals by level	$—	$672,898,874	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$262,757	$—	$—
Total return swap contracts	—	(108,285)	—

Totals by level	$262,757	$(108,285)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	300
OTC total return swap contracts (notional)	$27,100,000
Centrally cleared total return swap contracts (notional)	$25,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com